U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

November 15, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Manager Directed Portfolios (the “Trust”) Securities Act Registration No: 333-133691 Investment Company Act Registration No: 811-21897 Sphere 500 Climate Fund (S000073733)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Sphere 500 Climate Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective November 14, 2022, and filed electronically as Post-Effective Amendment No. 129 to the Trust’s Registration Statement on Form N‑1A on November 14, 2022.
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at alyssa.bernard@usbank.com.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President
U.S. Bank Global Fund Services
as Administrator of the Trust